Principal joint ventures - Summary of joint ventures (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Number of shares held (in shares)	0	0	0
Minera Escondida Limitada
Disclosure of joint ventures [line items]
Group interest (%)	30.00%
Sohar
Disclosure of joint ventures [line items]
Group interest (%)	20.00%
Sohar | Ordinary
Disclosure of joint ventures [line items]
Number of shares held (in shares)	37,500
Proportion of class held (%)	20.00%
Group interest (%)	20.00%